Personnel expenses (Tables) - Veraxa Biotech A G [Member]	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Schedule of expenses for employee benefits

	For the years ended December 31,
	2025		2024
Salaries	₣	3,342,552	₣	3,106,105
IFRS 2 - Share-based payment on virtual options		38,556,750		15,407,873
IFRS 2 - Share-based payment on employee stock options		14,106,551		2,920,321
Social expenses		744,285		458,029
Other personnel expenses		77,482		156,885
Total expenses for employee benefits	₣	56,827,620	₣	22,049,213

Schedule of VSOP share activity

	December 31, 2025	December 31, 2024
Outstanding, beginning of the year	1,228,679	1,267,931
Commitments	244,200	-
Forfeited	(50,628)	-
Cancelled	-	(39,252)
Outstanding, end of the year	1,422,251	1,228,679